Main BuyWrite Fund

Class A Shares – N/A* Class C Shares – N/A* Class I Shares – BUYWX

*Class A and Class C shares of the Fund are not currently available for sale.

a Series of Northern Lights Fund Trust IV

Supplement dated August 3, 2021

to the Prospectus and Statement of Additional Information (“SAI”) of

Main BuyWrite Fund (the “Fund”) dated March 30, 2021

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On June 25, 2021, Brown Brothers Harriman & Co. (“BBH”) began serving as custodian to the Fund. Any references to MUFG Union Bank, N.A as custodian to the Fund in the Prospectus and SAI are hereby replaced with BBH.

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You should read this Supplement in conjunction with the Fund’s Prospectus and SAI, each dated March 30, 2021, that provide information that you should know about the Fund before investing. The Fund’s Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.mainmgtfunds.com or by calling 1-855-907-3373.